SIGNIFICANT ACCOUNTING POLICIES (Textual) (Detail) ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Foreign Currency Exchange Rate, Translation	6.8755	6.8755
Advertising Expense	¥ 136,323	$ 19,827	¥ 80,475	¥ 63,734
Description of Lessee Leasing Arrangements, Capital Leases	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Employee Benefits and Share-based Compensation	¥ 87,544	$ 12,733	62,934	52,734
Share Repurchase Plan [Member]
Repurchase of ordinary shares	825,174	825,174
American Depository Shares [Member] | Share Repurchase Plan [Member]
Repurchase of ordinary shares	412,587	412,587
Other Nonoperating Income (Expense) [Member]
Amount received from depository bank	¥ 10,960	$ 1,594	¥ 0	¥ 0